Derivatives - Schedule of Gain (Loss) in Consolidated Statements of Income Related to Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Gain Loss [Line Items]
Noninterest income					$ 8,000
Derivatives Designated as Hedging Instruments | Cash Flow Hedges | Commercial Loans | Interest Rate Swaps
Derivative Instruments Gain Loss [Line Items]
OCI	$ 546	$ (4,556)	$ 3,872	$ 27,661	(7,444)	$ 7,454
Reclassified from AOCI to interest income	409	2,945	3,442	8,328	11,255	4,877
Noninterest income				329	166	(329)
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Held for Sale Interest Rate Lock Commitments
Derivative Instruments Gain Loss [Line Items]
Noninterest income	(44)	(29)	35	93	24	(66)	$ 52
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Forward Sale Commitments
Derivative Instruments Gain Loss [Line Items]
Noninterest income						86	(105)
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts
Derivative Instruments Gain Loss [Line Items]
Noninterest income	$ 631	$ 328	$ 1,652	$ 924	$ 1,264	$ 965	$ 604